Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Use of Estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, revenue recognition; determination of useful lives of property and equipment; valuation of warrant liabilities, earnout liabilities, and stock options; and income tax. The Company evaluates its estimates and assumptions on an ongoing basis. Actual results could differ from those estimates and such differences may be material to the consolidated financial statements.
Revenue Recognition
The Company recognizes revenue in accordance with Accounting Standards Update (“ASU”) 2014-09, Revenue from contracts with customers. Revenue is recognized when a customer obtains control of promised goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The amount of revenue that is recorded reflects the consideration that the Company expects to receive in exchange for those goods. The Company applies the following five-step model in order to determine this amount: (i) identification of the promised goods in the contract; (ii) determination of whether the promised goods are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.
The Company’s main revenue stream is from services. The Company recognizes as revenues the amount of the transaction price that is allocated to the respective performance obligation when the performance obligation is satisfied or as it is satisfied. Generally, the Company’s performance obligations are transferred to customers at a point in time, typically upon delivery. The Company’s satellite imagery can be delivered to customers in two ways, either by providing access on the Company’s platform or via electronic delivery.
The Company provides a satellite-as-a-service offering to its customers which allows the customer continued access to a platform to obtain the latest imagery generated by the Company’s satellites throughout a contractual term. The Company has fulfilled its performance obligation when the customer receives and consumes the benefit of access to the latest imagery over the contractual term. The Company recognizes revenue on a straight-line basis over the contractual term to reflect the continued benefit to the customer of access to the Company’s satellite imagery.
The Company also provides imagery related to specific requested tasks from customers. The Company’s performance obligation under the contract is met and it recognizes revenue from these transactions at the point-in-time when control of the specific imagery has passed to the customer, which is usually upon delivery of the imagery to the customer.
The Company provides technical support of satellite data downlink for customers’ ground stations. The Company considers this service to be a distinct performance obligation. Technical support provides a stand-ready obligation to the customer for any technical issues that may arise in connection with the accessing and downloading of images. The Company recognizes revenue on a straight-line basis over the contractual period.
At times, the Company may grant the customer the ability to name certain satellites. The naming rights of the satellites provides marketing value over the contractual term to the customer and is considered a distinct performance obligation. The Company recognizes the revenue related to the naming rights on a straight-line basis over the contractual period.
The Company may also sell its imagery as part of contractual arrangements containing multiple deliverables. For each deliverable that represents a distinct performance obligation, total arrangement consideration is allocated based upon the determined selling prices of each performance obligation. When naming rights are present in a contract, the Company may use a third-party valuation specialist to determine the fair value of this right. The Company will then ascribe a proportion of the contract consideration to this performance obligation.
The nature of the Company’s contracts does not currently give rise to variable consideration related to returns or refunds as those are not offered.
The Company evaluates contracts with a minimum purchase commitment to determine whether it expects to be entitled to a breakage amount. The Company considers the requirements on constraining estimates variable consideration. The following factors are evaluated when assessing the increased likelihood of a significant revenue reversal: (i) the amount of consideration is highly susceptible to factors outside the Company’s influence (e.g. volatility in a market, judgment of action of third parties, weather conditions), (ii) the uncertainty about the amount of consideration is not expected to be resolved for a long period of time, (iii) the Company’s experience with similar types of contracts is limited, or that experience has limited predictive value, (iv) the Company has a practice of either offering a broad range of price concessions or changing the payment terms and conditions of similar contracts in similar circumstances, and (v) the contract has a large number and broad range of possible consideration amounts.
The Company excludes amounts collected on behalf of third-parties, such as sales taxes, when determining transaction price.
Contract liabilities consist of payments received from customers, or such consideration that is contractually due, in advance of providing the product or performing services. Contract liabilities are comprised of an advance payment from the Company’s contract with a customer.
The Company currently does not incur any incremental direct costs from obtaining customer contracts.
The Company requests payments for its imagery in advance or with the delivery of the imagery. The Company generally does not enter into long-term financing arrangements or payment plans with customers. Although the Company’s business practice is not to enter into contracts with non-cash consideration, at times this may occur. In these instances, the Company determines the fair value of the non-cash consideration at contract inception and includes this value as part of the total arrangement consideration. In instances where the Company cannot reasonably estimate the fair value of the non-cash consideration, the Company will measure the consideration indirectly by reference to its stand-alone selling price of the goods promised to the customer in exchange for consideration.
Fair Value Measurement
Certain assets and liabilities are carried at fair value in accordance with U.S. GAAP.
Valuation techniques used to measure fair value requires the Company to utilize observable and unobservable inputs. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Financial instruments carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:
•Level 1: Quoted prices in active markets for identical assets or liabilities.
•Level 2: Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.
•Level 3: Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.
Assets and liabilities recognized at fair value on a recurring basis in the Consolidated Financial Statements are re-assessed at the end of each reporting period to determine whether any transfers have occurred between levels in the hierarchy.
For fair value disclosures, classes of assets and liabilities are based on the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy.
Credit risk management
Credit risk is the risk that a counterparty fails to discharge an obligation to the Company. The Company is exposed to credit risk from financial assets including cash, cash equivalents and restricted cash held at banks, trade and other receivables.

The credit risk is managed based on the Company’s credit risk management policies and procedures. Credit risk of any entity doing business with the Company is systematically analyzed, including aspects of a qualitative nature. The measurement and assessment of the Company’s total exposure to credit risk covers all financial instruments involving any counterparty risk.
The credit risk in respect of cash balances held with banks and deposits with banks are managed via diversification of bank deposits and are only with major reputable financial institutions.
As the Company’s risk exposure is mainly influenced by the individual characteristics of each customer, it continuously analyzes the creditworthiness of significant debtors. Accounts receivable are non-interest bearing and generally on terms of 30 to 90 days.

Foreign Currencies
The financial position and results of operations of certain of the Company’s foreign subsidiaries are measured using the local currency as the functional currency. Revenues and expenses of these subsidiaries have been translated into U.S. dollars at average exchange rates prevailing during the period. Assets and liabilities of these subsidiaries have been translated at the exchange rates as of the balance sheet date. Translation gains and losses are recorded in accumulated other comprehensive loss.
Aggregate foreign currency gains and losses, such as those resulting from the settlement of receivables or payables, foreign currency contracts and short-term intercompany advances in a currency other than the subsidiary’s functional currency, are recorded currently in the Condensed Consolidated Statements of Operations and Comprehensive Loss (included in other income, net) and resulted in gains of $519 and $259 during the six month periods ended June 30, 2022 and 2021, respectively.
Leases
The Company determines if a contract is a lease or contains a lease at inception. On the lease commencement date, the Company recognizes a right-of-use (“ROU”) asset and lease liability related to operating type leases. The cost of ROU assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Operating lease liabilities are recorded based on the present value of the future lease fixed payments. In determining the present value of future lease payments, the Company uses its incremental borrowing rate applicable to the economic environment and the duration of the lease based on the information available at the commencement date as the majority of leases do not provide an implicit rate. For real estate and equipment contracts, the Company generally accounts for the lease and non-lease components as a single lease component. In assessing the lease term, the Company includes options to renew only when it is reasonably certain that it will be exercised; a determination which is at the sole discretion of the Company. Variable lease payments are recognized as expenses in the period incurred. For leases with an initial term of 12 months or less, the Company has elected to not record a right-of-use asset and lease liability. The Company records lease expense on a straight-line basis over the shorter of the lease term and estimated useful lives of the assets, beginning on the commencement date.
Lease terms may include options to extend or terminate the lease when it is reasonably certain that the option will be exercised. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.
The Company remeasures and reallocates the consideration in a lease when there is a modification of the lease that is not accounted for as a separate contract. The lease liability is remeasured when there is a change in the lease term or a change in the assessment of whether the Company will exercise a lease option. The Company assesses ROU assets for impairment in accordance with its long-lived asset impairment policy.
The Company accounts for lease agreements with contractually required lease and non-lease components on a combined basis. Lease payments made for cancellable leases, variable amounts that are not based on an observable index and lease agreements with an original duration of less than 12 months are recorded directly to lease expense.
For the periods presented, the Company does not have any financing type leases.
Accounts Receivable and Allowance for Doubtful Accounts
Trade accounts receivable are stated at the amount owed by the customer, net of allowances for estimated doubtful accounts, discounts, returns and rebates. The Company measures the allowance for doubtful accounts based on the estimated loss.
In calculating an allowance for doubtful accounts, the Company uses its historical experience, external indicators and an aging method. The Company assesses impairment of trade accounts receivable on a collective basis as they possess shared credit risk characteristics which have been grouped based on the days past due.
Accounts are written off against the allowance account when they are determined to be no longer collectible. The following table shows the activity in the allowance for doubtful accounts for the six months ended June 30, 2022:

Allowance for doubtful accounts as of January 1, 2022	$1,794
Provision	1,456
Write-offs	-
Foreign exchange and other	-
Allowance for doubtful accounts as of June 30, 2022	$3,250
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents include deposits in banks and short-term (original maturities of three months or less at the time of purchase), highly liquid investments that are readily convertible to known amounts of cash with a maturity of three months or less at the time of purchase.

Restricted cash, including amounts in Other non-current assets, represents amounts pledged as guarantees for sales and lease agreements as contractually required.

	June 30, 2022	December 31, 2021
Cash and cash equivalents	$123,648	$8,533
Restricted cash	126	-
Restricted cash included in Other non-current assets	526	-
Total cash, cash equivalents and restricted cash	$124,300	$8,533

Cash Flow Information

	Six Months Ended June 30,
	2022	2021
Cash paid during the period for:
Income tax, net of refunds	$415	$9
Interest	$2,390	$-
Property and Equipment
Property and equipment produced or acquired are stated at their production or acquisition cost, which includes all costs directly attributable to making the asset ready for use, less accumulated depreciation and any accumulated impairment losses.
Satellite costs include all expenses incurred for the building of individual satellites and comprise the manufacturing, launch and related launch-insurance costs and costs directly attributable to software programming. Studies, direct labor costs, consultancy fees and other costs incurred directly in connection with satellite construction are also capitalized.
The Company calculates depreciation expense using the straight-line method over the estimated useful lives of the assets.
Asset Impairments
Property and equipment and operating lease right of use assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the assets may not be recoverable, based on the undiscounted cash flows expected to be derived from the use and ultimate disposition of the assets. Assets identified as impaired are adjusted to estimated fair value.
Stock-Based Compensation
The Company measures all stock-based compensation using a fair-value-based method as of the award grant date and records expense over the requisite service period for each award using the straight-line method. The expense calculation includes estimated forfeiture rates, which have been developed based upon historical experience.
Income Tax
Income tax expense includes federal, state, and foreign taxes and is based on reported income before income tax. The Company recognizes deferred tax assets and liabilities based on the differences between the financial statement carrying amounts and the tax basis of assets and liabilities. The deferred tax assets and liabilities are determined based on the enacted tax rates expected to apply in the periods in which the deferred tax assets or liabilities are anticipated to be settled or realized.
The Company regularly reviews its deferred tax assets for recoverability and establish a valuation allowance if it is more likely than not that some portion, or all, of a deferred tax asset will not be realized. The determination as to whether a deferred tax asset will be realized is made on a jurisdictional basis and is based on the evaluation of positive and negative evidence. This evidence includes historical taxable income, projected future taxable income, the expected timing of the reversal of existing temporary differences and the implementation of tax planning strategies.
The Company recognizes the tax benefit from uncertain tax positions only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized from uncertain tax positions are measured at the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. No tax benefits are recognized for positions that do not meet this threshold. Interest related to uncertain tax positions is recognized as part of the provision for income tax and is accrued beginning in the period that such interest would be applicable under relevant tax law until such time that the related tax benefits are recognized. The Company’s policy is to recognize interest and penalties related to uncertain tax benefits (if any) in the tax provision.
Research and Development
Research and development (“R&D”) costs are expensed in the period in which they are incurred. R&D costs include materials and equipment that have no alternative future use, depreciation on equipment and facilities currently used for R&D purposes, personnel costs, contract services and reasonable allocations of indirect costs, if clearly related to an R&D activity. Expenditures in the pre-production phase of an R&D project are recorded as R&D expense. However, costs incurred in the pre-production phase that are associated with output used in production are recorded in cost of sales. A project is considered finished with pre-production efforts when management determines that it has achieved acceptable levels of scrap and yield, which vary by project. Expenditures related to ongoing production are recorded in cost of sales.

Segments
The Company’s segment information reflects the way the Chief Operating Decision Maker uses internal reporting to evaluate business performance, allocate resources and manage operations. For management purposes, the Company is organized into a single reportable segment.